Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

Supplement dated November 1, 2008, to the Statement of Additional Information dated February 1, 2008, as previously supplemented on April 1, 2008, July 18, 2008, August 1, 2008, and October 1, 2008.

This supplement contains important information about the Funds referenced above (the “Funds”).

On May 7, 2008, at its regular quarterly meeting, the Funds’ Board of Trustees approved the establishment of an Advisory Board. Effective November 1, 2008, Isaiah Harris, Jr. and David F. Larcker have been named as Advisory Board Members.

The following information hereby supplements the information contained in the Management section of the Statement of Additional Information under the new subsection entitled “Advisory Board.”

ADVISORY BOARD MEMBERS

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Isaiah Harris, Jr., 56	Advisory Board Member since 2008

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007. President of BellSouth Enterprises from 2004 to 2005 and President of Bellsouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State Board of Governors and a member of the Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation Deluxe Corporation
David F. Larcker, 58	Advisory Board Member since 2008

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. Member of the Advisory Board for the Center for Excellence in Accounting and Security Analysis at Columbia University since 2003. From 2005 to 2006, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A

Compensation Table

Fiscal Year Ended September 30, 2007

	Advisory Board Member	Advisory Board Member
Fund	Isaiah Harris, Jr.	David F. Larcker
Aggressive Allocation Fund	$0	$0
Asset Allocation Fund	$0	$0
Conservative Allocation Fund	$0	$0
Growth Balanced Fund	$0	$0
Moderate Balanced Fund	$0	$0
Total Compensation from the Fund Complex	$0[1]	$0[1]

Mr. Harris and Mr. Larcker were appointed as Advisory Board Members effective November 1, 2008. Accordingly, neither Mr. Harris nor Mr. Larcker received compensation for the fiscal year ended September 30, 2007.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

Supplement dated November 1, 2008, to the Statement of Additional Information dated

July 1, 2008, as previously supplemented on August 1, 2008 and October 1, 2008.

This supplement contains important information about the Funds and Trusts referenced above (the “Funds”).

On May 7, 2008, at its regular quarterly meeting, the Funds’ Board of Trustees approved the establishment of an Advisory Board. Effective November 1, 2008, Isaiah Harris, Jr. and David F. Larcker have been named as Advisory Board Members.

The following information hereby supplements the information contained in the Management section of the Statement of Additional Information under the new subsection entitled “Advisory Board.”

ADVISORY BOARD MEMBERS

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Isaiah Harris, Jr., 56	Advisory Board Member since 2008

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007. President of BellSouth Enterprises from 2004 to 2005 and President of Bellsouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State Board of Governors and a member of the Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation Deluxe Corporation

David F. Larcker, 58	Advisory Board Member since 2008

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. Member of the Advisory Board for the Center for Excellence in Accounting and Security Analysis at Columbia University since 2003. From 2005 to 2006, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A

Compensation Table

Fiscal Year Ended February 29, 2008

	Advisory Board Member	Advisory Board Member
Fund	Isaiah Harris, Jr.	David F. Larcker
Dow Jones Target Today Fund	$0	$0
Dow Jones Target 2010 Fund	$0	$0
Dow Jones Target 2015 Fund	$0	$0
Dow Jones Target 2020 Fund	$0	$0
Dow Jones Target 2025 Fund	$0	$0
Dow Jones Target 2030 Fund	$0	$0
Dow Jones Target 2035 Fund	$0	$0
Dow Jones Target 2040 Fund	$0	$0
Dow Jones Target 2045 Fund	$0	$0
Dow Jones Target 2050 Fund	$0	$0
Total Compensation from the Fund Complex	$0[1]	$0[1]

Mr. Harris and Mr. Larcker were appointed as Advisory Board Members effective November 1, 2008. Accordingly, neither Mr. Harris nor Mr. Larcker received compensation for the fiscal year ended February 29, 2008.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

WELLS FARGO ADVANTAGE INDEX FUND

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND

Supplement dated November 1, 2008, to the Statement of Additional Information dated

June 20, 2008, as previously supplemented on August 1, 2008 and October 1, 2008.

This supplement contains important information about the Funds referenced above (the “Funds”).

On May 7, 2008, at its regular quarterly meeting, the Funds’ Board of Trustees approved the establishment of an Advisory Board. Effective November 1, 2008, Isaiah Harris, Jr. and David F. Larcker have been named as Advisory Board Members.

The following information hereby supplements the information contained in the Management section of the Statement of Additional Information under the new subsection entitled “Advisory Board.”

ADVISORY BOARD MEMBERS

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Isaiah Harris, Jr., 56	Advisory Board Member since 2008

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007. President of BellSouth Enterprises from 2004 to 2005 and President of Bellsouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State Board of Governors and a member of the Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation Deluxe Corporation
David F. Larcker, 58	Advisory Board Member since 2008

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. Member of the Advisory Board for the Center for Excellence in Accounting and Security Analysis at Columbia University since 2003. From 2005 to 2006, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A

Compensation Table

Fiscal Year Ended September 30, 2007

	Advisory Board Member	Advisory Board Member
Fund	Isaiah Harris, Jr.	David F. Larcker
C&B Large Cap Value Fund	$0	$0
Diversified Equity Fund	$0	$0
Diversified Small Cap Fund	$0	$0
Emerging Growth Fund	$0	$0
Equity Income Fund	$0	$0
Equity Value Fund	$0	$0
Growth Equity Fund	$0	$0
Index Fund	$0	$0
Large Cap Appreciation Fund	$0	$0
Large Company Growth Fund	$0	$0
Small Company Growth Fund	$0	$0
Small Company Value Fund	$0	$0
Strategic Small Cap Value Fund	$0	$0
Total Compensation from the Fund Complex	$0[1]	$0[1]

Mr. Harris and Mr. Larcker were appointed as Advisory Board Members effective November 1, 2008. Accordingly, neither Mr. Harris nor Mr. Larcker received compensation for the fiscal year ended September 30, 2007.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated November 1, 2008, to the Statement of Additional Information dated October 1, 2008.

This supplement contains important information regarding the above-referenced Funds (the “Funds”).

On May 7, 2008, at its regular quarterly meeting, the Funds’ Board of Trustees approved the establishment of an Advisory Board. Effective November 1, 2008, Isaiah Harris, Jr. and David F. Larcker have been named as Advisory Board Members.

The following information hereby supplements the information contained in the Management section of the Statement of Additional Information under the new subsection entitled “Advisory Board.”

ADVISORY BOARD MEMBERS

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Isaiah Harris, Jr., 56	Advisory Board Member since 2008

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007. President of BellSouth Enterprises from 2004 to 2005 and President of Bellsouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State Board of Governors and a member of the Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation Deluxe Corporation

David F. Larcker, 58	Advisory Board Member since 2008

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. Member of the Advisory Board for the Center for Excellence in Accounting and Security Analysis at Columbia University since 2003. From 2005 to 2006, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A

Compensation Table

Fiscal Year Ended May 31, 2008

	Advisory Board Member	Advisory Board Member
Fund	Isaiah Harris, Jr.	David F. Larcker
Diversified Bond Fund	$0	$0
Government Securities Fund	$0	$0
High Income Fund	$0	$0
Income Plus Fund	$0	$0
Inflation-Protected Bond Fund	$0	$0
Short Duration Government Bond Fund	$0	$0
Short-Term Bond Fund	$0	$0
Short-Term High Yield Bond Fund	$0	$0
Stable Income Fund	$0	$0
Strategic Income Fund	$0	$0
Total Return Bond Fund	$0	$0
Ultra Short-Term Income Fund	$0	$0
Total Compensation from the Fund Complex	$0[1]	$0[1]

Mr. Harris and Mr. Larcker were appointed as Advisory Board Members effective November 1, 2008. Accordingly, neither Mr. Harris nor Mr. Larcker received compensation for the fiscal year ended May 31, 2008.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

Supplement dated November 1, 2008, to the Statement of Additional Information dated

April, 1, 2008, as previously supplemented on July, 18, 2008, August 1, 2008, and October 1, 2008.

This supplement contains important information about the Funds referenced above (the “Funds”).

On May 7, 2008, at its regular quarterly meeting, the Funds’ Board of Trustees approved the establishment of an Advisory Board. Effective November 1, 2008, Isaiah Harris, Jr. and David F. Larcker have been named as Advisory Board Members.

The following information hereby supplements the information contained in the Management section of the Statement of Additional Information under the new subsection entitled “Advisory Board.”

ADVISORY BOARD MEMBERS

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships

Isaiah Harris, Jr., 56	Advisory Board Member since 2008

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007. President of BellSouth Enterprises from 2004 to 2005 and President of Bellsouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State Board of Governors and a member of the Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation Deluxe Corporation
David F. Larcker, 58	Advisory Board Member since 2008

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. Member of the Advisory Board for the Center for Excellence in Accounting and Security Analysis at Columbia University since 2003. From 2005 to 2006, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A

Compensation Table

Fiscal Year Ended September 30, 2007

	Advisory Board Member	Advisory Board Member
Fund	Isaiah Harris, Jr.	David F. Larcker
Asia Pacific Fund	$0	$0
Emerging Markets Equity Fund	$0	$0
International Core Fund	$0	$0
International Equity Fund	$0	$0
International Value Fund	$0	$0
Total Compensation from the Fund Complex	$0[1]	$0[1]

Mr. Harris and Mr. Larcker were appointed as Advisory Board Members effective November 1, 2008. Accordingly, neither Mr. Harris nor Mr. Larcker received compensation for the fiscal year ended September 30, 2007.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

Supplement dated November 1, 2008, to the Statement of Additional Information dated June 20, 2008, as supplemented on October 1, 2008, August 1, 2008, and July 18, 2008.

This supplement contains important information regarding the above-referenced Funds (the “Funds”).

On May 7, 2008, at its regular quarterly meeting, the Funds’ Board of Trustees approved the establishment of an Advisory Board. Effective November 1, 2008, Isaiah Harris, Jr. and David F. Larcker have been named as Advisory Board Members.

The following information hereby supplements the information contained in the Management section of the Statement of Additional Information under the new subsection entitled “Advisory Board.”

ADVISORY BOARD MEMBERS

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Isaiah Harris, Jr., 56	Advisory Board Member since 2008

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007. President of BellSouth Enterprises from 2004 to 2005 and President of Bellsouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State Board of Governors and a member of the Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation Deluxe Corporation
David F. Larcker, 58	Advisory Board Member since 2008

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. Member of the Advisory Board for the Center for Excellence in Accounting and Security Analysis at Columbia University since 2003. From 2005 to 2006, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A

Compensation Table

Fiscal Year Ended July 31, 2007

	Advisory Board Member	Advisory Board Member
Fund	Isaiah Harris, Jr.	David F. Larcker
Capital Growth Fund	$0	$0
Large Company Value Fund	$0	$0
Endeavor Select Fund	$0	$0
Growth Fund	$0	$0
Large Cap Growth Fund	$0	$0
Large Company Core Fund	$0	$0
U.S. Value Fund	$0	$0
Total Compensation from the Fund Complex	$0[1]	$0[1]

Mr. Harris and Mr. Larcker were appointed as Advisory Board Members effective November 1, 2008. Accordingly, neither Mr. Harris nor Mr. Larcker received compensation for the fiscal year ended July 31, 2007.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUNDSM

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

Supplement dated November 1, 2008, to the Statement of Additional Information dated

July, 1, 2008, as previously supplemented on August 1, 2008 and October 1, 2008.

This supplement contains important information about the Funds and Trusts referenced above (the “Funds”).

On May 7, 2008, at its regular quarterly meeting, the Funds’ Board of Trustees approved the establishment of an Advisory Board. Effective November 1, 2008, Isaiah Harris, Jr. and David F. Larcker have been named as Advisory Board Members.

The following information hereby supplements the information contained in the Management section of the Statement of Additional Information under the new subsection entitled “Advisory Board.”

ADVISORY BOARD MEMBERS

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Isaiah Harris, Jr., 56	Advisory Board Member since 2008

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007. President of BellSouth Enterprises from 2004 to 2005 and President of Bellsouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State Board of Governors and a member of the Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation Deluxe Corporation

David F. Larcker, 58	Advisory Board Member since 2008

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. Member of the Advisory Board for the Center for Excellence in Accounting and Security Analysis at Columbia University since 2003. From 2005 to 2006, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A

Compensation Table

Fiscal Year Ended February 29, 2008

	Advisory Board Member	Advisory Board Member
Fund	Isaiah Harris, Jr.	David F. Larcker
California Tax-Free Money Market Fund	$0	$0
California Tax-Free Money Market Trust	$0	$0
Cash Investment Money Market Fund	$0	$0
Government Money Market Fund	$0	$0
Heritage Money Market Fund	$0	$0
Minnesota Money Market Fund	$0	$0
Money Market Fund	$0	$0
Money Market Trust	$0	$0
Municipal Money Market Fund	$0	$0
National Tax-Free Money Market Fund	$0	$0
National Tax-Free Money Market Trust	$0	$0
Overland Express Sweep Fund	$0	$0
Prime Investment Money Market Fund	$0	$0
Treasury Plus Money Market Fund	$0	$0
100% Treasury Money Market Fund	$0	$0
Total Compensation from the Fund Complex	$0[1]	$0[1]

Mr. Harris and Mr. Larcker were appointed as Advisory Board Members effective November 1, 2008. Accordingly, neither Mr. Harris nor Mr. Larcker received compensation for the fiscal year ended February 29, 2008.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO COREBUILDER SHARESSM- SERIES G

Supplement dated November 1, 2008, to the Statement of Additional Information dated April 15, 2008,

as previously supplemented on August 1, 2008 and October 1, 2008.

This supplement contains important information about the Fund referenced above (the “Fund”).

On May 7, 2008, at its regular quarterly meeting, the Funds’ Board of Trustees approved the establishment of an Advisory Board. Effective November 1, 2008, Isaiah Harris, Jr. and David F. Larcker have been named as Advisory Board Members.

The following information hereby supplements the information contained in the Management section of the Statement of Additional Information under the new subsection entitled “Advisory Board.”

ADVISORY BOARD MEMBERS

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Isaiah Harris, Jr., 56	Advisory Board Member since 2008

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007. President of BellSouth Enterprises from 2004 to 2005 and President of Bellsouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State Board of Governors and a member of the Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation Deluxe Corporation
David F. Larcker, 58	Advisory Board Member since 2008

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. Member of the Advisory Board for the Center for Excellence in Accounting and Security Analysis at Columbia University since 2003. From 2005 to 2006, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A

Compensation Table

Fiscal Year Ended December 31, 2007

	Advisory Board Member	Advisory Board Member
Fund	Isaiah Harris, Jr.	David F. Larcker
Core Builder Shares Series G	$0	$0
Total Compensation from the Fund Complex	$0[1]	$0[1]

Mr. Harris and Mr. Larcker were appointed as Advisory Board Members effective November 1, 2008. Accordingly, neither Mr. Harris nor Mr. Larcker received compensation for the fiscal year ended December 31, 2007.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO COREBUILDER SHARESSM- SERIES M

Supplement dated November 1, 2008, to the Statement of Additional Information dated April 15, 2008,

as previously supplemented on May 9, 2008, August 1, 2008, and October 1, 2008.

This supplement contains important information about the Fund referenced above (the “Fund”).

On May 7, 2008, at its regular quarterly meeting, the Funds’ Board of Trustees approved the establishment of an Advisory Board. Effective November 1, 2008, Isaiah Harris, Jr. and David F. Larcker have been named as Advisory Board Members.

The following information hereby supplements the information contained in the Management section of the Statement of Additional Information under the new subsection entitled “Advisory Board.”

ADVISORY BOARD MEMBERS

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Isaiah Harris, Jr., 56	Advisory Board Member since 2008

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007. President of BellSouth Enterprises from 2004 to 2005 and President of Bellsouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State Board of Governors and a member of the Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation Deluxe Corporation
David F. Larcker, 58	Advisory Board Member since 2008

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. Member of the Advisory Board for the Center for Excellence in Accounting and Security Analysis at Columbia University since 2003. From 2005 to 2006, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A

Compensation Table

Fiscal Year Ended December 31, 2007

	Advisory Board Member	Advisory Board Member
Fund	Isaiah Harris, Jr.	David F. Larcker
Core Builder Shares - Series M	$0	$0
Total Compensation from the Fund Complex	$0[1]	$0[1]

Mr. Harris and Mr. Larcker were appointed as Advisory Board Members effective November 1, 2008. Accordingly, neither Mr. Harris nor Mr. Larcker received compensation for the fiscal year ended December 31, 2007.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated November 1, 2008, to the Statement of Additional Information dated June 20, 2008,

as previously supplemented on August 1, 2008 and October 1, 2008.

This supplement contains important information about the Funds referenced above (the “Funds”).

On May 7, 2008, at its regular quarterly meeting, the Funds’ Board of Trustees approved the establishment of an Advisory Board. Effective November 1, 2008, Isaiah Harris, Jr. and David F. Larcker have been named as Advisory Board Members.

The following information hereby supplements the information contained in the Management section of the Statement of Additional Information under the new subsection entitled “Advisory Board.”

ADVISORY BOARD MEMBERS

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Isaiah Harris, Jr., 56	Advisory Board Member since 2008

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007. President of BellSouth Enterprises from 2004 to 2005 and President of Bellsouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State Board of Governors and a member of the Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation Deluxe Corporation
David F. Larcker, 58	Advisory Board Member since 2008

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. Member of the Advisory Board for the Center for Excellence in Accounting and Security Analysis at Columbia University since 2003. From 2005 to 2006, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A

Compensation Table

Fiscal Year Ended October 31, 2007

	Advisory Board Member	Advisory Board Member
Fund	Isaiah Harris, Jr.	David F. Larcker
C&B Mid Cap Value Fund	$0	$0
Common Stock Fund	$0	$0
Discovery Fund	$0	$0
Enterprise Fund	$0	$0
Mid Cap Disciplined Fund	$0	$0
Mid Cap Growth Fund	$0	$0
Opportunity Fund	$0	$0
Small Cap Disciplined Fund	$0	$0
Small Cap Growth Fund	$0	$0
Small Cap Opportunities Fund	$0	$0
Small Cap Value Fund	$0	$0

Small/Mid Cap Value Fund	$0	$0
Total Compensation from the Fund Complex	$0[1]	$0[1]

Mr. Harris and Mr. Larcker were appointed as Advisory Board Members effective November 1, 2008. Accordingly, neither Mr. Harris nor Mr. Larcker received compensation for the fiscal year ended October 31, 2007.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUNDSM

Supplement dated November 1, 2008, to the Statement of Additional Information dated October 1, 2008.

This supplement contains important information regarding the above-referenced Fund (the “Fund”).

On May 7, 2008, at its regular quarterly meeting, the Funds’ Board of Trustees approved the establishment of an Advisory Board. Effective November 1, 2008, Isaiah Harris, Jr. and David F. Larcker have been named as Advisory Board Members.

The following information hereby supplements the information contained in the Management section of the Statement of Additional Information under the new subsection entitled “Advisory Board.”

ADVISORY BOARD MEMBERS

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Isaiah Harris, Jr., 56	Advisory Board Member since 2008

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007. President of BellSouth Enterprises from 2004 to 2005 and President of Bellsouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State Board of Governors and a member of the Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation Deluxe Corporation

David F. Larcker, 58	Advisory Board Member since 2008

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. Member of the Advisory Board for the Center for Excellence in Accounting and Security Analysis at Columbia University since 2003. From 2005 to 2006, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A

Compensation Table

Fiscal Year Ended July 31, 2008

	Advisory Board Member	Advisory Board Member
Fund	Isaiah Harris, Jr.	David F. Larcker
Social Sustainability Fund	$0	$0
Total Compensation from the Fund Complex	$0[1]	$0[1]

Mr. Harris and Mr. Larcker were appointed as Advisory Board Members effective November 1, 2008. Accordingly, neither Mr. Harris nor Mr. Larcker received compensation for the fiscal year ended July 31, 2008.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Supplement dated November 1, 2008, to the Statement of Additional Information dated June 20, 2008,

as previously supplemented on August 1, 2008 and October 1, 2008.

This supplement contains important information about the Funds referenced above (the “Funds”).

On May 7, 2008, at its regular quarterly meeting, the Funds’ Board of Trustees approved the establishment of an Advisory Board. Effective November 1, 2008, Isaiah Harris, Jr. and David F. Larcker have been named as Advisory Board Members.

The following information hereby supplements the information contained in the Management section of the Statement of Additional Information under the new subsection entitled “Advisory Board.”

ADVISORY BOARD MEMBERS

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships

Isaiah Harris, Jr., 56	Advisory Board Member since 2008

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007. President of BellSouth Enterprises from 2004 to 2005 and President of Bellsouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State Board of Governors and a member of the Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation Deluxe Corporation
David F. Larcker, 58	Advisory Board Member since 2008

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. Member of the Advisory Board for the Center for Excellence in Accounting and Security Analysis at Columbia University since 2003. From 2005 to 2006, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A

Compensation Table

Fiscal Year Ended October 31, 2007

	Advisory Board Member	Advisory Board Member
Fund	Isaiah Harris, Jr.	David F. Larcker
Specialized Financial Services Fund	$0	$0
Specialized Technology Fund	$0	$0
Total Compensation from the Fund Complex	$0[1]	$0[1]

Mr. Harris and Mr. Larcker were appointed as Advisory Board Members effective November 1, 2008. Accordingly, neither Mr. Harris nor Mr. Larcker received compensation for the fiscal year ended October 31, 2007.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM

Supplement dated November 1, 2008, to the Statement of Additional Information dated October 1, 2008.

This supplement contains important information regarding the above-referenced Portfolios (the “Portfolios”).

On May 7, 2008, at its regular quarterly meeting, the Portfolios’ Board of Trustees approved the establishment of an Advisory Board. Effective November 1, 2008, Isaiah Harris, Jr. and David F. Larcker have been named as Advisory Board Members.

The following information hereby supplements the information contained in the Management section of the Statement of Additional Information under the new subsection entitled “Advisory Board.”

ADVISORY BOARD MEMBERS

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Isaiah Harris, Jr., 56	Advisory Board Member since 2008

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007. President of BellSouth Enterprises from 2004 to 2005 and President of Bellsouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State Board of Governors and a member of the Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation Deluxe Corporation
David F. Larcker, 58	Advisory Board Member since 2008

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. Member of the Advisory Board for the Center for Excellence in Accounting and Security Analysis at Columbia University since 2003. From 2005 to 2006, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A

Compensation Table

Fiscal Year Ended May 31, 2008

	Advisory Board Member	Advisory Board Member
Fund	Isaiah Harris, Jr.	David F. Larcker
WealthBuilder Conservative Allocation Portfolio	$0	$0
WealthBuilder Equity Portfolio	$0	$0
WealthBuilder Growth Allocation Portfolio	$0	$0
WealthBuilder Growth Balanced Portfolio	$0	$0
WealthBuilder Moderate Balanced Portfolio	$0	$0
WealthBuilder Tactical Equity Portfolio	$0	$0
Total Compensation from the Fund Complex	$0[1]	$0[1]

Mr. Harris and Mr. Larcker were appointed as Advisory Board Members effective November 1, 2008. Accordingly, neither Mr. Harris nor Mr. Larcker received compensation for the fiscal year ended May 31, 2008.